Net Loss Per Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 ¥ / shares shares	Jun. 30, 2024 ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to DDC Enterprise Limited | ¥					¥ (170,196,454)		¥ (166,341,733)	¥ (122,025,640)
Accretion of Redeemable Convertible Preferred Shares				¥ (59,603,833)			(110,112,796)	(109,089,609)
Net loss per ordinary share calculation | ¥					¥ (170,196,454)		¥ (276,454,529)	¥ (231,115,249)
Class A Ordinary Shares [Member]
Denominator:
Weighted average number of ordinary shares (in Shares) | shares	3,798,369	3,798,369	897,308	5,638,277	35,334,758	35,334,758	7,219,584	5,461,443
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | (per share)	$ 1.03	¥ 7.41	¥ (45.86)	¥ (12.71)	¥ (4.82)	$ (0.66)	¥ (38.29)	¥ (42.32)
Diluted (in Yuan Renminbi per share) | (per share)	$ 1.03	¥ 7.41	¥ (45.86)	¥ (12.71)	¥ (4.82)	$ (0.66)	¥ (38.29)	¥ (42.32)
Class B Ordinary Shares [Member]
Denominator:
Weighted average number of ordinary shares (in Shares) | shares	875,000	875,000	875,000	875,000	875,000	875,000	875,000	875,000
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | ¥ / shares
Diluted (in Yuan Renminbi per share) | ¥ / shares